PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	2021	2020

Office Equipment and Fixtures	$99,404	$90,094
Software	18,910	18,374
Auto	48,376	47,004
Total Assets	166,690	155,472
Less accumulated depreciation	(117,678)	(89,769)
Net Assets	$49,012	$65,703